Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Transactions
Other operating expenses		$ 204,833	$ 133,698	$ 81,575
Trip.com and its Subsidiaries [Member]
Transactions
Commission received		51	100	23
Commission paid		402	673	149
Marketing alliances		180	50
Other operating expenses		5,268	4,572	306
Advance given				1,074
Advance given received back				1,074
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Sale of air ticketing	[1]	1,538	768	211
Purchase of air ticketing	[1]	96,996	40,954	475
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Sale of hotel and packages	[1]	3,005	5,192	1,204
Purchase of hotel and packages	[1]	$ 16,595	$ 14,575	$ 3,015

[1]	represents gross amount booked/charged for the air ticketing and hotels and packages transactions.